Accrued Liabilities	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Accrued Liabilities	9 – ACCRUED LIABILITIES
	March 31, 2020	March 31, 2019
	$	$

Employee related accruals	23,036	19,990
Trade	3,272	1,497
	26,308	21,487